Contractual Assets with Customers - Exclusive Rights - Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets [abstract]
Initial balance	R$ 2,205,591	R$ 2,079,226	R$ 1,706,331
Additions	664,363	637,502	689,986
Amortization	(607,446)	(504,907)	(282,521)
Transfer		(6,230)	(34,570)
Final balance	2,262,508	2,205,591	R$ 2,079,226
Current	787,206	614,112
Non-current	R$ 1,475,302	R$ 1,591,479